INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES
7.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Finished goods	207,078	295,967
Raw materials	349,226	212,286
Gross	556,304	508,253
Less: provisions for inventories write-downs	(54,013)	(66,034)
Net	502,291	442,219